Trade and other payables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Trade payables	$ 2,618,673	$ 2,999,512
Accrued expenses	1,363,564	1,754,583
VAT payable	75,931	61,464
Total	$ 4,058,168	$ 4,815,559